Right of Use Assets - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019 contractRenewal	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Contract for transporting natural gas, initial term	15 years
Number of contract renewals | contractRenewal	8
Renewal period	24 months
Right-of-use assets		$ 141	$ 146	$ 52
Payments of lease liabilities, classified as financing activities		33	25
Interest expense on lease liabilities		8	4	3
Repayments of principal on lease liabilities		25	21
Expense relating to short-term leases for which recognition exemption has been used		0	2
Expense relating to leases of low-value assets for which recognition exemption has been used		0	1
Expense relating to variable lease payments not included in measurement of lease liabilities		$ 7	6
Pioneer Pipeline | Alberta Thermal
Disclosure of quantitative information about right-of-use assets [line items]
Proportion of ownership interest in joint operation		50.00%
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets				$ 85
IFRS 16 | Wind Farms
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets			31
Lease liabilities			$ 31